Liquidity (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Sep. 02, 2020	Dec. 31, 2019
Liquidity (Textual)
Net loss	$ (6,988,314)	$ (9,640,348)
Accumulated deficit	(43,760,545)			$ (37,555,980)
Net operation cash outflow	$ (7,025,945)	$ (7,335,009)
Line of Credit [Member] | Subsequent Event [Member]
Liquidity (Textual)
Restricted and unrestricted cash			$ 2,000,000
Undrawn line of credit facility			$ 12,000,000